Loans and allowance for credit losses - Credit Quality of Loan Portfolio by Year of Origination (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	$ 1,517,481
2019	1,246,239
2018	853,371
2017	696,494
2016	648,821
Prior	900,082
Revolving Loans Amortized Cost Basis	1,220,471
Loans	7,082,959	$ 4,409,642	$ 4,409,642	$ 3,667,511
Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	1,497,137
2019	1,211,412
2018	773,545
2017	600,634
2016	589,607
Prior	764,683
Revolving Loans Amortized Cost Basis	1,149,198
Loans	6,586,216		4,143,116
Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	16,627
2019	24,396
2018	56,256
2017	78,586
2016	47,801
Prior	90,980
Revolving Loans Amortized Cost Basis	49,874
Loans	364,520		186,180
Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	3,628
2019	9,991
2018	22,984
2017	16,960
2016	11,053
Prior	43,798
Revolving Loans Amortized Cost Basis	20,659
Loans	129,073		80,346
Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	89
2019	440
2018	586
2017	314
2016	360
Prior	621
Revolving Loans Amortized Cost Basis	740
Loans	3,150
Commercial and industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	341,806
2019	189,148
2018	82,337
2017	64,787
2016	45,070
Prior	46,542
Revolving Loans Amortized Cost Basis	576,432
Loans	1,346,122		1,034,036	867,083
Commercial and industrial | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	335,519
2019	183,905
2018	64,897
2017	56,598
2016	30,641
Prior	40,964
Revolving Loans Amortized Cost Basis	525,885
Loans	1,238,409
Commercial and industrial | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	3,786
2019	2,555
2018	6,213
2017	3,764
2016	7,847
Prior	4,301
Revolving Loans Amortized Cost Basis	39,901
Loans	68,367
Commercial and industrial | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	2,467
2019	2,688
2018	11,227
2017	4,403
2016	6,582
Prior	1,277
Revolving Loans Amortized Cost Basis	10,502
Loans	39,146
Commercial and industrial | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	34
2019	0
2018	0
2017	22
2016	0
Prior	0
Revolving Loans Amortized Cost Basis	144
Loans	200
Construction
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	462,757
2019	393,683
2018	91,865
2017	54,304
2016	41,636
Prior	65,971
Revolving Loans Amortized Cost Basis	112,004
Loans	1,222,220		551,101	556,051
Construction | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	460,232
2019	387,759
2018	78,319
2017	40,777
2016	40,386
Prior	59,344
Revolving Loans Amortized Cost Basis	112,004
Loans	1,178,821
Construction | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	1,952
2019	4,169
2018	10,368
2017	13,386
2016	1,250
Prior	3,559
Revolving Loans Amortized Cost Basis	0
Loans	34,684
Construction | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	573
2019	1,755
2018	3,178
2017	129
2016	0
Prior	3,068
Revolving Loans Amortized Cost Basis	0
Loans	8,703
Construction | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	0
2019	0
2018	0
2017	12
2016	0
Prior	0
Revolving Loans Amortized Cost Basis	0
Loans	12
Residential real estate | 1-to-4 family mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	284,978
2019	179,968
2018	169,514
2017	163,957
2016	115,537
Prior	175,316
Revolving Loans Amortized Cost Basis	0
Loans	1,089,270		710,454	555,815
Residential real estate | 1-to-4 family mortgage | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	282,747
2019	176,374
2018	159,036
2017	147,816
2016	107,911
Prior	152,027
Revolving Loans Amortized Cost Basis	0
Loans	1,025,911
Residential real estate | 1-to-4 family mortgage | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	1,783
2019	2,166
2018	6,672
2017	10,668
2016	4,004
Prior	13,889
Revolving Loans Amortized Cost Basis	0
Loans	39,182
Residential real estate | 1-to-4 family mortgage | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	448
2019	1,422
2018	3,787
2017	5,473
2016	3,418
Prior	9,043
Revolving Loans Amortized Cost Basis	0
Loans	23,591
Residential real estate | 1-to-4 family mortgage | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	0
2019	6
2018	19
2017	0
2016	204
Prior	357
Revolving Loans Amortized Cost Basis	0
Loans	586
Residential real estate | Residential line of credit
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior	0
Revolving Loans Amortized Cost Basis	408,211
Loans	408,211		221,530	190,480
Residential real estate | Residential line of credit | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior	0
Revolving Loans Amortized Cost Basis	396,348
Loans	396,348
Residential real estate | Residential line of credit | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior	0
Revolving Loans Amortized Cost Basis	6,511
Loans	6,511
Residential real estate | Residential line of credit | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior	0
Revolving Loans Amortized Cost Basis	4,756
Loans	4,756
Residential real estate | Residential line of credit | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior	0
Revolving Loans Amortized Cost Basis	596
Loans	596
Residential real estate | Multi-family mortgage
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	29,006
2019	13,446
2018	11,843
2017	46,561
2016	28,330
Prior	35,396
Revolving Loans Amortized Cost Basis	11,094
Loans	175,676		69,429	75,457
Residential real estate | Multi-family mortgage | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	29,006
2019	13,446
2018	11,843
2017	46,561
2016	28,330
Prior	35,339
Revolving Loans Amortized Cost Basis	11,094
Loans	175,619
Residential real estate | Multi-family mortgage | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior	0
Revolving Loans Amortized Cost Basis	0
Loans	0
Residential real estate | Multi-family mortgage | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior	57
Revolving Loans Amortized Cost Basis	0
Loans	57
Residential real estate | Multi-family mortgage | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior	0
Revolving Loans Amortized Cost Basis	0
Loans	0
Residential real estate | Non-owner occupied
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	166,962
2019	233,152
2018	350,814
2017	221,149
2016	290,370
Prior	297,712
Revolving Loans Amortized Cost Basis	38,820
Loans	1,598,979
Residential real estate | Non-owner occupied | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	166,962
2019	222,238
2018	324,848
2017	193,496
2016	264,820
Prior	237,933
Revolving Loans Amortized Cost Basis	37,787
Loans	1,448,084
Residential real estate | Non-owner occupied | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	0
2019	8,704
2018	24,464
2017	27,653
2016	25,550
Prior	42,696
Revolving Loans Amortized Cost Basis	1,033
Loans	130,100
Residential real estate | Non-owner occupied | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	0
2019	2,210
2018	1,502
2017	0
2016	0
Prior	17,083
Revolving Loans Amortized Cost Basis	0
Loans	20,795
Residential real estate | Non-owner occupied | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior	0
Revolving Loans Amortized Cost Basis	0
Loans	0
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	141,915
2019	182,641
2018	104,251
2017	116,906
2016	82,914
Prior	237,800
Revolving Loans Amortized Cost Basis	58,414
Loans	924,841
Commercial real estate | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	133,046
2019	174,965
2018	95,182
2017	89,214
2016	76,539
Prior	208,013
Revolving Loans Amortized Cost Basis	51,264
Loans	828,223
Commercial real estate | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	8,825
2019	5,891
2018	6,646
2017	21,618
2016	6,101
Prior	18,561
Revolving Loans Amortized Cost Basis	2,417
Loans	70,059
Commercial real estate | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	44
2019	1,785
2018	2,423
2017	6,074
2016	274
Prior	11,226
Revolving Loans Amortized Cost Basis	4,733
Loans	26,559
Commercial real estate | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	0
2019	0
2018	0
2017	0
2016	0
Prior	0
Revolving Loans Amortized Cost Basis	0
Loans	0
Commercial real estate | Non-owner occupied
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans	1,598,979		920,744	700,248
Consumer and other
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	90,057
2019	54,201
2018	42,747
2017	28,830
2016	44,964
Prior	41,345
Revolving Loans Amortized Cost Basis	15,496
Loans	317,640		$ 272,078	$ 228,853
Consumer and other | Pass
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	89,625
2019	52,725
2018	39,420
2017	26,172
2016	40,980
Prior	31,063
Revolving Loans Amortized Cost Basis	14,816
Loans	294,801
Consumer and other | Watch
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	281
2019	911
2018	1,893
2017	1,497
2016	3,049
Prior	7,974
Revolving Loans Amortized Cost Basis	12
Loans	15,617
Consumer and other | Substandard
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	96
2019	131
2018	867
2017	881
2016	779
Prior	2,044
Revolving Loans Amortized Cost Basis	668
Loans	5,466
Consumer and other | Doubtful
Financing Receivable, Allowance for Credit Loss [Line Items]
2020	55
2019	434
2018	567
2017	280
2016	156
Prior	264
Revolving Loans Amortized Cost Basis	0
Loans	$ 1,756